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US Legal Services

J. Neil McMurdie

Senior Counsel

(860) 580-2824

Fax:  (860) 580-4844

neil.mcmurdie@us.ing.com

August 31, 2010

Jeffrey A. Foor

Securities and Exchange Commission

Office of Insurance Products

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:    ING Life Insurance and Annuity Company and its Variable Annuity Account C
Post-Effective Amendment No. 15 to Registration Statement on Form N-4
Prospectus Title: ING MAP Plus NP

         File Nos.:  333-109860 and 811-2513

Dear Mr. Foor:

On behalf of ING Life Insurance and Annuity Company (the “Company”) and its Variable Annuity Account C (the “Registrant”), we are sending this letter to respond to the comments received from you over the telephone on August 12, 2010, and then again on August 27, 2010, in connection with the above-referenced post-effective amendment that was filed on June 11, 2010.  For your convenience, we have enclosed a revised supplement which includes the changes made in response to your comments.

Your comments and our responses are noted below.

COMMENT 1.       Filing Date: Please note that the filing of the Post-Effective Amendment No. 15 to the above-referenced registration statement occurred on June 11, 2010, instead of August 11, 2010, as indicated in your initial cover letter.

RESPONSE: Thank you for pointing out this error, and we acknowledge the misstatement of the filing date on the initial cover letter for the filing.

COMMENT 2.    Item 1, footnote 5 and item 3 in the Supplement:  Please clarify when a participant may be subject to the Transfer Asset Benefit Charge but not receive the Transferred Asset Benefit (TAB).

RESPONSE: The Company may provide a TAB to a contract holder in connection with the purchase of the contract in order to help defray charges that may apply when assets are transferred from another financial provider.  If the TAB option is selected, the Company will allocate a dollar amount not to exceed 5% of the total plan assets transferred to the Company in accordance with directions received from the contract holder.

Jeffrey A. Foor

Securities and Exchange Commission

At the direction of the contract holder, the TAB is generally allocated to all participants’ contracts that were affected by the transfer from another financial provider.  The TAB charge is then assessed against all current and future participants’ accounts allocated to the Separate Account and the interest rate is reduced for all current and future participants’ accounts allocated to the Fixed Plus Account II.  In this circumstance, an individual who first participates in the contract after the TAB is allocated would be subject to the TAB charge and interest rate reduction, even though they did not receive the benefit of the TAB.  We have added disclosure to footnote 5 under item 2 and to items 4 and 6 of the supplement to highlight the circumstance when a participant may be subject to the TAB charge and/or interest rate reduction but not receive the TAB benefit.

COMMENT 3.  Required Disclosure:  Contracts that offer a bonus type feature, such as the transferred asset benefit, require specific disclosures that the benefit comes with an additional cost and the benefit may be offset by that cost.  Please add that disclosure to the cover of the prospectus through the supplement.

RESPONSE:  We have added as item 1 in the supplement the disclosures you have requested.

COMMENT 4.  Required Disclosure:  If you expect to make a profit from the transferred asset benefit charge, please disclose this fact.

RESPONSE:  We do not expect to make a profit from the transferred asset benefit charge.  Rather, the charge collected is intended to simply offset the transferred asset benefit allocated to the contracts.

Please let me know if our responses to your comments and the attached supplement draft adequately address your concerns.  If these responses are sufficient, we will file a Rule 485(b) post-effective amendment to include the Opinion and Consent of Counsel and Auditor’s Consent and designate a new effective date for the supplement.

Please feel free to call me at 860-580-2824 with any further comments or questions.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie